FAIR VALUE MEASUREMENTS - Fair Value and Carrying Amounts Measured on a Recurring Basis (Q3) (Details) - Fair Value, Recurring $ in Millions	Sep. 30, 2020 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 15
Derivative liabilities	(33)
Money market mutual funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market mutual funds	38
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0
Derivative liabilities	0
Level 1 | Money market mutual funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market mutual funds	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	15
Derivative liabilities	(33)
Level 2 | Money market mutual funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market mutual funds	38
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0
Derivative liabilities	0
Level 3 | Money market mutual funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market mutual funds	$ 0